Form N-1A Cover	May 13, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	May 13, 2026
Prospectus Date	May 13, 2026